FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

6.FAIR VALUE MEASUREMENT

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period.

The following table sets forth the Company’s financial liabilities that were measured at fair value, on a recurring basis:

	September 30, 2022
	Level 1	Level 2	Level 3	Total

LBF earn-out consideration(1)	—	$—	$21	$21
Warrant liability - private warrants(2)	$—	$—	$502	$502
Totally liabilities	—	—	523	523

	December 31, 2021
	Level 1	Level 2	Level 3	Total

Liabilities
LBF earn-out consideration(1)	$—	$—	$597	$597
(1)	The LBF earn-out consideration represents arrangements to pay the former owners of LBF Travel, Inc. (“LBF”) acquired by Mondee in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and nine months ended September 30, 2022. As of September 30, 2022, no payments were made as the LBF did not meet the EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization) threshold required. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s Condensed Consolidated Balance Sheets.
(2)	On February 1, 2021, with the closing of the IPO, ITHAX consummated the sale of 675,000 private placement units, including the exercise by the underwriters of their over-allotment option. As of September 30, 2022, the Company had 232,500 Private Placement Warrants outstanding.

The Private Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability in the Condensed Consolidated Balance Sheets. The warrant liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the Condensed Consolidated Statements of Operations.

For Level 3 earn-out consideration, the Company assesses the fair value of expected earn-out consideration at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earn-out consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earn-out period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earn-out. The earn-out consideration is included in accrued expenses and other current liabilities on the Company’s Condensed Consolidated Balance Sheets. Change in the fair value of earn-out consideration is reflected in our Condensed Consolidated Statements of Operations. Changes to the unobservable inputs do not have a material impact on the Company’s Condensed Consolidated Financial Statements.

The Company established the initial fair value of the Private Warrants on July 18, 2022, the date of the Company’s Initial Public Offering, and revalued on September 30, 2022, using a Black-Scholes option pricing model. The Warrants were classified as Level 3 at the initial measurement date, and September 30, 2022 due to the use of unobservable inputs.

Roll-forward of Level 3 Recurring Fair Value Measurements

The following tables summarizes the fair value adjustments for earn-out consideration and private warrant liability measured using significant unobservable inputs (level 3):

Earn-out consideration

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Balance, beginning of period	$2	$526	$597	$332
Change in the estimated fair value of LBF earn-out consideration	19	(17)	(576)	177
Balance, end of the period	$21	$509	$21	$509

Private warrant liability

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Warrants recognized upon closing of reverse recapitalization	1,721	—	1,721	—
Transfer of Private Warrants to Public Warrants	(536)	—	(536)	—
Change in the estimated fair value of warrants	(683)	—	(683)	—
Balance, end of the period	$502	$—	$502	$—

The fair value of Company’s short term financial assets and liabilities including cash and cash equivalents, accounts receivable, accounts payable, deferred underwriting fee, and accrued expenses approximated their carrying values as of September 30, 2022 and December 31, 2021, due to their short-term nature. The Company’s restricted short-term investments are certificate of deposits held at banks and it is management’s intent to hold to maturity. As such, the Company records restricted short-term investments, long-term debt, and long-term debt due from related parties on an amortized cost basis.

There were no transfers between Level 1, Level 2 or Level 3 fair value hierarchy categories of financial instruments for the three and nine-month period ended September 30, 2022 and for the year ended December 31, 2021.

Assets Measured at Fair Value on a Nonrecurring Basis

Our non-financial assets, such as goodwill, intangible assets and property and equipment, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur such that a non-financial instrument is required to be evaluated for impairment and an impairment is recorded to reduce the non-financial instrument’s carrying value to the fair value as a result of such triggering events, the non-financial assets are measured at fair value for the period such triggering events occur.

For the three and nine months ended September 30, 2022 and September 30, 2021 respectively, the Company has not recorded any impairment charges on non-financial assets.

3.	FAIR VALUE MEASUREMENT

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period.

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis:

December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Restricted cash and cash equivalents(1)	—	—	—	—
Total assets	$—	$—	$—	$—
Liabilities
Earn-out consideration(2)	—	$—	$597	$597

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Restricted cash and cash equivalents(1)	100	—	—	100
Total assets	$100	$—	$—	$100
Liabilities
Earn-out consideration(2)	$—	$—	$332	$332
(1)	Includes money market funds that are highly liquid investments with maturity periods of three months or less.
(2)	The earn-out consideration represents arrangements to pay the former owners of LBF, acquired by Mondee in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and 2022. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets.

For Level 3 earn-out consideration, the Company assesses the fair value of expected earn-out consideration at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earn-out consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earn-out period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earn- out. The earn-out consideration is included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets. Change in the fair value of earn-out consideration is reflected in our consolidated statements of operations. Changes to the unobservable inputs do not have a material impact on the Company’s consolidated financial statements.

Rollforward of Level 3 Recurring Fair Value Measurements

The following table summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (in thousand):

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$332	$398
Change in the estimated fair value of earn-out consideration	265	(66)
Balance, end of year	$597	$332

The fair value of Company’s short term financial assets and liabilities including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximated their carrying values as of December 31, 2021 and 2020, due to their short-term nature. The Company records restricted short-term investments and long-term debt due from related parties on an amortized cost basis.

There were no transfers between Level 1, Level 2 or Level 3 fair value hierarchy categories of financial instruments for the years ended December 31, 2021 and 2020.

Assets Measured at Fair Value on a Nonrecurring Basis

Our non-financial assets, such as goodwill, intangible assets and property and equipment, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur such that a non-financial instrument is required to be evaluated for impairment and an impairment is recorded to reduce the non-financial instrument’s carrying value to the fair value as a result of such triggering events, the non-financial assets are measured at fair value for the period such triggering events occur.

As of December 31, 2021 and 2020 the Company has not recorded any impairment chargers on non-financial assets.